Total
AllianzGI Preferred Securities and Income Fund
Virtus AllianzGI Preferred Securities and Income Fund (formerly AllianzGI Preferred Securities and Income Fund)
Investment Objective
The fund seeks total return consisting of high current income and capital appreciation.
Fees and Expenses
The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of the Class P shares of the fund, which are not reflected in the table or examples below. More information on these and other discounts is available: (i) from your financial advisor or other financial intermediary; (ii) under “Sales Charges” on page 170 of the fund’s prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 130 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Preferred Securities and Income Fund	Institutional	Class R6	Class P
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (load) (as a percentage of the lower of original purchase price or NAV)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as apercentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Preferred Securities and Income Fund		Institutional	Class R6	Class P
Management Fees		0.45%	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		none	none	none
Other Expenses	[1]	0.68%	0.62%	0.62%
Total Annual Fund Operating Expenses		1.13%	1.07%	1.07%
Less: Fee Waiver and/or Expense Reimbursement	[1]	(0.58%)	(0.57%)	(0.47%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	0.55%	0.50%	0.60%
[1]	Other expenses are based on estimated amounts for the current fiscal year to reflect the new investment advisory agreement with VIA, and the new sub-advisory agreement with AllianzGI U.S. approved by the fund’s shareholders at the Combined Special meeting of the Shareholders of Allianz Funds and Allianz Multi-Strategy Trust on October 28, 2020.
[2]	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers (“VIA”) to waive its management fee and/or reimburse the fund for a period of two years beginning upon effectiveness of its investment advisory agreement with the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 0.55% for Institutional Class shares, 0.50% for Class R6 shares and 0.60% for Class P shares. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The amount of any such recoupment would have the effect of being shared equally between VIA and Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) pursuant to the currently effective subadvisory arrangement between those parties. The Expense Limitation Agreement also permits recoupment by AllianzGI U.S. of amounts waived or reimbursed within the three preceding years under an analogous expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of Virtus Strategy Trust, AllianzGI U.S. and VIA.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. The Examples are based, for the first two years, on Total Annual Fund Operating Expenses After Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AllianzGI Preferred Securities and Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional	56	241	507	1,269
Class R6	51	223	475	1,197
Class P	61	244	495	1,216

Expense Example, No Redemption - AllianzGI Preferred Securities and Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional	56	241	507	1,269
Class R6	51	223	475	1,197
Class P	61	244	495	1,216

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 166% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies
The fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in preferred securities or debt securities issued by U.S. and
non-U.S.
issuers, including traditional preferred securities, floating-rate preferred securities, corporate bonds, debentures or notes, hybrid instruments that have investment and economic characteristics of both preferred securities and debt securities, convertible securities, contingent convertible securities (“CoCos”), collateralized loan obligations (“CLOs”), other securitized products and derivative instruments providing direct or “synthetic” exposure to any of the foregoing. CoCos are a form of hybrid security that generally either converts into equity or has its principal written down upon the occurrence of certain pre-specified
triggering events.
Under normal market conditions, the fund will also invest at least 25% of its total assets in the financials sector, which the fund considers to include the banking, diversified financials, financial data processing, financial information services, investment management, savings and loans, securities brokerage and services, real estate (including real estate investment trusts (“REITs”)) and insurance industries, finance companies, including captive finance companies, and similar issuers. This means that the fund has adopted a fundamental policy (which may not be changed without shareholder approval) to invest at least 25% of its total assets in the financials sector, increasing the fund’s exposure to the risks associated with that sector, including, among other things, changes in government regulations, changes in interest rates, competition, government economic policies and general economic conditions.
The fund may invest without limit in
non-U.S.
securities, including securities issued in local currencies, and may invest up to 15% of its assets in emerging markets securities. The fund typically seeks to fully hedge its exposure to
non-U.S.
dollar currencies.
The fund may invest in securities that are issued through private offerings without registration with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Securities Act”), including securities that are issued pursuant to Regulation S under the Securities Act. The fund may also invest in securities that may be offered and sold only to “qualified institutional buyers” under Rule 144A under the Securities Act.
The fund may invest in securities of any size market capitalization or credit quality. The fund may invest without limit in debt securities rated below investment grade or unrated and determined by the Manager to be of similar quality (“high-yield securities” or “junk bonds”). Under normal conditions, the fund expects to invest the majority of its assets in debt instruments that are, based on the highest rating assigned by Standard and Poor’s, Moody’s, Fitch, Kroll or DBRS, investment grade at the time of purchase.
The fund typically seeks to fully hedge its exposure to
non-U.S.
dollar currencies. In connection with its investments in
non-U.S.
securities, the fund may use
over-the-counter
(OTC) or exchange-traded derivatives, including, without limitation, various interest rate instruments, such as swaps, caps, floors or collars, and foreign currency instruments, such as forward contracts, futures contracts, options, swaps and other similar strategic instruments. The fund’s use of derivatives will include to hedge against adverse changes in interest rates and currency exchange rates and against credit risk.

Principal Risks
The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below (in alphabetical order after the first thirteen risks):

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Market Volatility Risk.
The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

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Issuer Risk.
The fund will be affected by factors specific to the issuers of securities and other instruments in which the fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

>
Equity Securities Risk.
The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized
companies may enhance that risk.

>	Preferred Stocks Risk. Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.

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Debt Instruments Risk.
Debt instruments are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default.

>	Interest Rate Risk. The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
>
Convertible Securities Risk.
The value of a convertible security may decline as interest rates rise and/or vary with fluctuations in the market value of the underlying securities. The security will be called for redemption at a time and/or price unfavorable to the fund.

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Contingent Convertible Securities Risk.
Contingent convertible securities (“CoCos”) are subject to greater levels of credit and liquidity risk than fixed income securities generally. They may rank junior to other creditors in the event of a liquidation or other bankruptcy-related event and become further subordinated as a result of conversion from debt to equity.

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High-Yield Fixed Income Securities (Junk Bonds) Risk.
High-yield or junk bonds are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to increases in interest rates or an issuer’s deterioration or default.

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Liquidity Risk.
Certain securities may be substantially less liquid than many other securities, such as U.S. Government securities or common stocks. To the extent the fund invests in less liquid securities or the level of liquidity in a particular market is constrained, the lack of an active market for investments may cause delay in disposition or force a sale below fair value.

>
Mortgage-Backed and Asset-Backed Securities Risk.
Changes in interest rates may cause both extension and prepayment risks for mortgage-backed and asset-backed securities. These securities are also subject to risks associated with the non-repayment
of underlying collateral, including losses to the fund.

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Foreign Investing Risk.
Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; and political, regulatory, economic, and market risk.

>	Variable Distribution Risk. Periodic distributions by investments of variable or floating interest rates vary with fluctuations in market interest rates.

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Allocation Risk.
If the fund’s exposure to equities and fixed income securities, or to other asset classes, deviates from the intended allocation, or if the fund’s allocation is not optimal for market conditions at a given time, the fund’s performance may suffer.

>
Call Risk.
A fixed-income security may be redeemed before maturity (“called”) below its current market price and a call may lead to the reinvestment of proceeds at a lower interest rate, or with higher credit risk or other less favorable characteristics.

>
Confidential Information Access Risk.
The fund’s Manager normally will seek to avoid the receipt of material, non-public
information (“Confidential Information”) about the issuers of privately placed instruments (which may include Senior Loans, other bank loans and related investments), because such issuers may have or later issue publicly traded securities, and thus the fund may be disadvantaged in comparison to other investors who have received Confidential Information from such issuers

>
Credit Risk.
If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

>
Counterparty Risk.
A counterparty to a derivatives contract, repurchase agreement, a loan of portfolio securities or an unsettled transaction may be unable or unwilling to make timely settlement payments or otherwise honor its obligations to the fund.

>	Currency Rate Risk. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
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Derivatives Risk.
Derivatives may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

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Emerging Markets Risk.
Foreign investing risk may be particularly high to the extent that the fund invests in emerging market securities. Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

>
Focused Investment Risk (Financial-Related Companies Risk).
To the extent the fund focuses its investments on a limited number of issuers, sectors (such as the financials sectors), industries or geographic regions, it may be subject to increased risk and volatility.

>
Leverage Risk.
When a fund leverages its portfolio by borrowing or certain types of transactions or instruments, including derivatives, fund may be less liquid, may liquidate positions at an unfavorable time, and the volatility of the fund’s value may increase.

>	Portfolio Turnover Risk. High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.
Please see “More Information About Risks Related to Principal Investment Strategies” in the fund’s prospectus for a more detailed description of the fund’s risks.

Performance Information
The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
The bar chart shows changes in the fund’s performance from year to year over a
10-year
period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling
800-243-1574.

Calendar year total returns for Institutional Class Shares
Returns do not reflect sales charges and would be lower if they did.

Best Quarter:	Q2/2020:	11.57%	Worst Quarter:	Q1/2020:	-16.55%

Average Annual Total Returns (for the periods ended 12/31/20)
Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Average Annual Total Returns - AllianzGI Preferred Securities and Income Fund	1 Year	Fund Inception	Inception Date
Institutional Class	5.93%	7.90%	May 30, 2018
Institutional Class | Return After Taxes on Distributions	3.82%	5.49%	May 30, 2018
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	3.47%	5.03%	May 30, 2018
Class R6	5.96%	7.94%	May 30, 2018
Class P	5.86%	7.83%	May 30, 2018
ICE BofA Fixed Rate Preferred Securities Index USD Hedged (reflects no deduction for fees, expenses or taxes)	6.95%	7.82%	May 30, 2018
S&P 500 Financials Index Total Return in USD (reflects no deduction for fees, expenses or taxes)	(1.69%)	5.38%	May 30, 2018

The ICE BofA Fixed Rate Preferred Securities Index tracks the performance of fixed rate US dollar denominated preferred securities issued in the US domestic market.
The S&P 500 Financials Index comprises those companies included in the S&P 500 that are classified as members of the GICS financials sector.
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
After-tax
returns are shown only for Institutional Class Shares;
after-tax
returns for other classes will vary. Actual
after-tax
returns depend on the investor’s tax situation and may differ from those shown.
After-tax
returns are not relevant to investors who hold fund shares in tax-deferred
accounts or to shares held by
non-taxable
entities.